Note 24 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Directly issued capital instruments	$ 325,910	$ 215,610
Contributed surplus	2,473	2,485
Retained earnings	203,728	181,238
Accumulated other comprehensive income (loss)	562	(130)
Regulatory capital			$ 481,176
Total risk-weighted assets			$ 3,323,595
CET1 capital ratio			14.48%
Total assets	5,808,475	4,838,484
Tier 1 capital			$ 481,176
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital		619,890
Total risk-weighted assets		$ 3,943,657
CET1 capital ratio		15.72%
Tier 1 capital		$ 619,890
Basel III [member]
Statement Line Items [Line Items]
Total assets	5,808,475	4,838,484
Total on-balance sheet exposures	5,785,452	4,812,784
Replacement cost associated with all derivative transactions	0	0
Add-on amounts for PFE associated with all derivative transactions	3,975	0
Total derivative exposures	3,975	0
Total off-balance sheet exposure at gross notional amount	635,854	701,104
Adjustments for conversion to credit equivalent amount		451,759
Total off-balance sheet exposures	225,283	249,345
Total exposures	$ 6,014,710	$ 5,062,129
Leverage ratio	8.47%	7.38%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Adjustments for conversion to credit equivalent amount	$ 410,571
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments			215,610
Contributed surplus			2,485
Retained earnings			181,238
Accumulated other comprehensive income (loss)			(130)
Regulatory capital before adjustments			399,203
Adjustments to capital			(25,700)
Regulatory capital			$ 373,503
CET1 capital ratio			11.24%
Tier 1 capital			$ 373,503
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 325,910
Contributed surplus		2,473
Retained earnings		203,728
Accumulated other comprehensive income (loss)		562
Regulatory capital before adjustments		532,673
Adjustments to capital		(23,023)
Regulatory capital		$ 509,650
CET1 capital ratio		12.92%
Tier 1 capital		$ 509,650
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments			0
Regulatory capital	509,650	373,503	$ 373,503
CET1 capital ratio			11.24%
Tier 1 capital	(23,023)	(25,700)
Tier 1 capital	$ 509,650	373,503	$ 373,503
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments		0
Regulatory capital		$ 509,650
CET1 capital ratio		12.92%
Tier 1 capital		$ 509,650
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments		105,135	104,370
Regulatory capital before adjustments			104,370
Adjustments to capital			3,303
Regulatory capital			107,673
Tier 1 capital			$ 107,673
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments		105,135
Adjustments to capital		5,105
Regulatory capital		110,240
Tier 1 capital		$ 110,240